Income Tax (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019
Schedule of Deferred Tax Assets and Liabilities
The Company’s net deferred tax liability at December 31, 2019 is as follows:

Deferred tax liability
Unrealized gain on securities	$(1,707)

Total deferred tax liability	(1,707)
Valuation allowance	—

Deferred tax liability, net of allowance	$(1,707)

Schedule of Components of Income Tax Expense (Benefit)
The income tax provision for the period from March 20, 2019 (inception) through ended December 31, 2019 consists of the following:

Federal
Current	$318,881
Deferred	1,707
State
Current	$—
Deferred	—
Change in valuation allowance	—

Income tax provision	$320,588

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2019 is as follows:

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%

Income tax provision	21.0%

XL Hybrids, Inc [Member]
Schedule of Deferred Tax Assets and Liabilities
Net deferred income tax assets consist of the following components as of December 31, 2019 and 2018:

	2019	2018
Deferred tax assets (liabilities):
Net operating loss carryforwards	$15,239	$11,718
Tax creditt carryforwards	1,341	1,275
Reserves	308	380
Share-based compensation	308	88
Depreciation and amortization	(16)	18
Other	91	59

Total deferred tax assets	17,271	13,538

Less valuation allowance	(17,271)	(13,538)

Net deferred tax assets (liabilities)	$—	$—